OPERATING EXPENSES - Provisions or Operational Reversals (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING PROVISIONS (REVERSALS)
Reversal (provision) for litigation	R$ (884,649)	R$ 160,290	R$ 1,246,332
Onerous Contracts (see note 22)	288,120	386,693	(862,029)
Reversals (Constitutions) on estimated losses on investments (see note 16)	208,796	250,069	175,549
Refunds to the RGR Fund	0	0	(558,360)
Implementation of Actions - Compulsory Loan (see note 28)	(201,303)	(70,207)	38,987
Actuarial Costs/Expenses	(345,859)	(490,053)	(559,949)
ECL - Consumers and resellers (see note 9)	(217,268)	(391,334)	(466,598)
ECL - Other credits	133,257	(168,906)	39,906
ECL - Financing and loans (see note 13)	166,125	(14,553)	(21,618)
Impairment (see note 19)	226,734	533,774	(956,492)
Others	(9,690)	30,827	147,685
Operating Charges (Reversals), Net	R$ (635,737)	R$ 226,600	R$ (1,776,587)